AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 48.3%
	United States Treasury Bill
$6,000,000	0.000%, 2/8/2024	$5,967,504
6,000,000	0.000%, 4/4/2024	5,919,402
8,000,000	0.000%, 6/6/2024	7,824,936
	TOTAL U.S. TREASURY BILLS
	(Cost $19,708,811)	19,711,842

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 21.8%
	CALL OPTIONS — 21.8%
8,469	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,049.92, Exercise Price: $0.0001, Notional Amount: $85, Expiration Date: September 15, 2024[1]	8,891,321
	TOTAL CALL OPTIONS
	(Cost $6,799,608)	8,891,321
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $6,799,608)	8,891,321

Number of Shares
	SHORT-TERM INVESTMENTS — 29.8%
12,177,247	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.15%[2]	12,177,247
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,177,247)	12,177,247
	TOTAL INVESTMENTS — 99.9%
	(Cost $38,685,666)	40,780,410
	Other Assets in Excess of Liabilities — 0.1%	26,460
	TOTAL NET ASSETS — 100.0%	$40,806,870

[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.